Insurance	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Insurance

Note 15 Insurance
Risk management
Insurance risk is the risk of fluctuations in the timing, frequency or severity of insured events, relative to our expectations at the time of underwriting. We do not have a high degree of concentration risk due to our geographic diversity and business mix. Concentration risk is not a major concern for the life insurance business as it does not have a material level of region-specific characteristics. Reinsurance is also used for a majority of our Canadian insurance business to lower our risk profile and limit the liability on a single claim. We manage underwriting and pricing risk through the use of underwriting guidelines which detail the class, nature and type of business that may be accepted, pricing policies by product line and controls over policy wordings. The risk that claims are handled or paid inappropriately is mitigated by using a range of information technology (IT) system controls and manual processes conducted by experienced staff. These, together with a range of detailed policies and procedures, ensure that all claims are handled in a timely, appropriate and accurate manner.
Reinsurance ceded
In the ordinary course of business, our insurance operations reinsure risks to other insurance and reinsurance companies in order to lower our risk profile, limit loss exposure to large risks, and provide additional capacity for future growth. These ceding reinsurance arrangements do not relieve our insurance subsidiaries from our direct obligations to the insured parties. We evaluate the financial condition of the reinsurers and monitor our concentrations of credit risks to minimize our exposure to losses from reinsurer insolvency. Reinsurance amounts (ceded premiums) included in
Non-interest
income are shown in the table below.
Net premiums and claims

	For the year ended
(Millions of Canadian dollars)	October 31 2023	October 31 2022
Gross premiums	$5,428	$4,913
Premiums ceded to reinsurers	(297)	(260)
Net premiums	$5,131	$4,653
Gross claims and benefits (1)	$3,960	$1,741
Reinsurers’ share of claims and benefits	(261)	(273)
Net claims	$3,699	$1,468

(1)	Includes the change in fair value of investments backing our policyholder liabilities.
Insurance claims and policy benefit liabilities
All actuarial assumptions are set in conjunction with Canadian Institute of Actuaries Standards of Practice and OSFI requirements. The assumptions that have the greatest effect on the measurement of insurance liabilities, the processes used to determine them and the assumptions used as at October 31, 2023 are as follows:
Mortality and morbidity – Mortality estimates are based on standard industry insured mortality tables, adjusted where appropriate to reflect our own experience. Morbidity assumptions are made with respect to the rates of claim incidence and claim termination for health insurance policies and are based on a combination of industry and our own experience.
Future investment yield – Assumptions are based on the current yield rate, a reinvestment assumption and an allowance for future credit losses for each line of business, and are developed using interest rate scenario testing, including prescribed scenarios for determination of minimum liabilities as set out in the actuarial standards.
Policyholder behaviour
– Under certain policies, the policyholder has a contractual right to change benefits and premiums, as well as convert policies to permanent forms of insurance. All policyholders have the right to terminate their policies through lapse. Lapses represent the termination of policies due to non-payment
of premiums. Lapse assumptions are primarily based on our recent experience adjusted for emerging industry experience where applicable.

Significant insurance assumptions

	As at

	October 31 2023	October 31 2022
Life Insurance
Canadian Insurance
Mortality rates (1)	0.11%	0.11%
Morbidity rates (2)	1.79	1.81
Future reinvestment yield (3)	3.73	3.75
Lapse rates (4)	0.50	0.50
International Insurance
Mortality rates (1)	0.83	0.80
Future reinvestment yield (3)	2.90	2.90

(1)	Average annual death rate for the largest portfolio of insured policies.
(2)	Average net termination rate for the individual and group disability insurance portfolio.
(3)	Ultimate reinvestment rate of the insurance operations.
(4)	Ultimate policy termination rate (lapse rate) for the largest permanent life insurance portfolio that relies on a higher termination rate to maintain its profitability (lapse-supported policies).
Insurance claims and policy benefit liabilities
The following table summarizes our gross and reinsurers’ share of insurance liabilities at the end of the year.

	As at
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Life insurance policyholder liabilities
Life, health and annuity	$11,934	$968	$10,966	$11,481	$902	$10,579
Investment contracts (1)	38	–	38	41	–	41
	$11,972	$968	$11,004	$11,522	$902	$10,620
Non-life insurance policyholder liabilities
Unearned premium provision (1)	$9	$–	$9	$7	$–	$7
Unpaid claims provision	32	1	31	30	1	29
	$41	$1	$40	$37	$1	$36
	$12,013	$969	$11,044	$11,559	$903	$10,656

(1)	Liabilities for investment contracts and unearned premium provision are reported in Other liabilities on the Consolidated Balance Sheets.
Reconciliation of life insurance policyholder liabilities

	For the year ended
	October 31, 2023			October 31, 2022

(Millions of Canadian dollars)	Gross	Ceded	Net	Gross	Ceded	Net
Balances at beginning of period	$11,522	$902	$10,620	$12,817	$861	$11,956
New and in-force policies (1)	552	30	522	(1,288)	(130)	(1,158)
Changes in assumption and methodology	(99)	36	(135)	(6)	171	(177)
Net change in investment contracts	(3)	–	(3)	(1)	–	(1)
Balances at end of period	$11,972	$968	$11,004	$11,522	$902	$10,620

(1)	Includes the change in fair value of investments backing our policyholder liabilities.
The net increase in life insurance policyholder liabilities over the prior year was primarily attributable to business growth partially offset by asset and liability matching activities and market movements on assets backing life insurance policyholder liabilities. During the year, we reviewed all key actuarial methods and assumptions which are used in determining the life insurance policyholder liabilities resulting in a
$135
million net decrease to such liabilities. This is primarily comprised of a decrease of
$170
million arising from insurance risk related assumption updates largely due to mortality assumptions, partially offset by increases of
$15
million due to changes to valuation models and related data and
$14
million due to an increase in the crediting rate on universal life insurance policies.
Sensitivity analysis
The following table presents
the
sensitivity of the level of insurance policyholder liabilities disclosed in this note to reasonably possible changes in the actuarial assumptions used to calculate them. The percentage change in each variable is applied to a range of existing actuarial modelling assumptions to derive the possible impact on net income. The analyses are performed where a single assumption is changed while holding other assumptions constant, which is unlikely to occur in practice.

		Net income impact for the year ended
(Millions of Canadian dollars, except for percentage amounts)	Change in variable	October 31 2023	October 31 2022
Increase in market interest rates (1)	1%	$1	$(10)
Decrease in market interest rates (1)	1	7	5
Increase in equity market values (2)	10	2	6
Decrease in equity market values (2)	10	(8)	(10)
Increase in maintenance expenses (3)	5	(32)	(33)
Life Insurance (3)
Adverse change in annuitant mortality rates	2	(177)	(166)
Adverse change in assurance mortality rates	2	(54)	(59)
Adverse change in morbidity rates	5	(177)	(181)
Adverse change in lapse rates	10	(192)	(199)

(1)	Sensitivities for market interest rates include the expected current period earnings impact of a 100 basis points shift in the yield curve by increasing the current reinvestment rates while holding the assumed ultimate rates constant. The sensitivity consists of both the impact on assumed reinvestment rates in the actuarial liabilities and any changes in fair value of assets and liabilities from the yield curve shift.
(2)	Sensitivities to changes in equity market values are composed of the expected current period earnings impact from differences in the changes in fair value of the equity asset holdings and the partially offsetting impact on the actuarial liabilities.
(3)	Sensitivities to changes in maintenance expenses and life insurance actuarial assumptions include the expected current period earnings impact from recognition of increased liabilities due to an adverse change in the given assumption over the lifetime of all in-force
policies.